Fair Value of Financial Instruments and Risk Management - Summary of Principal Repayments, Interest Payments and Related Weighted Average Interest Rates (Detail) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term Debt Principal Repayments, 1 year	CAD 500
Long-term Debt Principal Repayments, 2 years	600
Long-term Debt Principal Repayments, 3 years	750
Long-term Debt Principal Repayments, 4 years	228
Long-term Debt Principal Repayments, 5 years	650
Long-term Debt Principal Repayments during 5 years	2,728
Long-term Debt Principal Repayments, 6 - 10 years	600
Long-term Debt Principal Repayments, Over 10 years	5,395
Long-term debt, Total	CAD 8,723	CAD 8,923
Weighted Average Interest Rate	4.70%
1 Year [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate	4.30%
2 Years [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate	5.20%
3 Years [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate	2.80%
4 Years [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate	1.20%
5 Years [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate	2.90%
5 Years, Total [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate	3.50%
6-10 Years [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate	3.20%
Over 10 Years [Member]
Debt Instrument [Line Items]
Weighted Average Interest Rate	5.40%